UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21403

Name of Fund:	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Fund Address:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:
Gregory B. McShea
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
12/31/2005

Date of reporting period:
07/01/2004 – 06/30/2005

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – The Fund held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ James W. Hirschmann III

James W. Hirschmann III,
President of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:	August 25, 2005